PACIFIC GLOBAL ETFs
PACIFIC GLOBAL INTERNATIONAL EQUITY INCOME ETF
Portfolio of Investments
March 31, 2020 (Unaudited)

Security Description	Shares	Fair Value
COMMON STOCKS - 97.9%
Basic Materials - 8.8%
Air Water, Inc.	845	$11,678
Akzo Nobel NV	778	51,492
Alumina Ltd.	14,478	13,002
Anglo American Plc	5,002	88,000
Antofagasta Plc	1,492	14,325
Asahi Kasei Corp.	6,066	43,146
BASF SE	3,289	156,506
BHP Group Ltd.	15,846	282,465
BHP Group Plc	10,006	155,604
Boliden AB	1,831	33,557
Chr Hansen Holding A/S	383	28,788
Covestro AG (a)	672	20,656
Daicel Corp.	1,323	9,708
EMS-Chemie Holding AG	54	34,139
Evonik Industries AG	748	15,732
Glencore Plc	53,295	81,953
Israel Chemicals Ltd.	8,800	28,029
Kuraray Co. Ltd.	1,512	15,355
Mitsubishi Chemical Holdings Corp.	6,027	36,030
Mitsubishi Gas Chemical Co., Inc.	830	9,078
Mitsubishi Materials Corp.	525	10,815
Mitsui Chemicals, Inc.	861	16,423
Nitto Denko Corp.	753	33,789
Oji Holdings Corp.	3,927	21,146
Rio Tinto Ltd.	2,189	113,870
Rio Tinto Plc	5,666	261,698
Smurfit Kappa Group Plc	567	16,084
Solvay SA	463	33,896
South32 Ltd.	28,249	30,669
Stora Enso Oyj	2,784	28,390
Sumitomo Chemical Co. Ltd.	6,888	20,563
Tosoh Corp.	1,218	13,933
UPM-Kymmene Oyj	2,499	69,152
voestalpine AG	576	11,775
		1,811,446

Communications - 5.5%
BT Group Plc	21,067	30,851
Dentsu, Inc.	504	9,782
Deutsche Telekom AG	5,973	77,826
Eutelsat Communications SA	833	8,752
HKT Trust & HKT Ltd.	10,148	13,823
ITV Plc	17,191	14,097
KDDI Corp.	4,155	123,269
Koninklijke KPN NV	6,865	16,475
Millicom International Cellular SA	322	9,101
Nippon Telegraph & Telephone Corp.	3,024	72,433
NTT DOCOMO, Inc.	3,129	98,271
Orange SA	5,022	61,674
PCCW Ltd.	12,617	6,949
Proximus SADP	461	10,611
Publicis Groupe SA	943	27,166
SES SA	2,250	13,271
Singapore Press Holdings Ltd.	13,122	16,895
Singapore Telecommunications Ltd.	54,674	97,704
Softbank Corp.	3,884	49,650
Spark New Zealand Ltd.	1,689	4,117
Swisscom AG	84	45,399
Tele2 AB	1,690	22,790
Telecom Italia SpA	11,568	4,599
Telefonica Deutschland Holding AG	1,701	4,238
Telefonica SA	11,441	52,662
Telenor ASA	1,738	25,394
Telia Co. AB	9,572	34,543
Trend Micro, Inc.	588	29,202
Vodafone Group Plc	69,755	97,906
WPP Plc	5,870	40,203
		1,119,653

Consumer, Cyclical - 14.7%
ABC-Mart, Inc.	154	7,748
Aisin Seiki Co. Ltd.	762	18,879
ANA Holdings, Inc.	531	13,032
Barratt Developments Plc	5,205	28,511
Bayerische Motoren Werke AG	1,204	62,564
Bridgestone Corp.	2,685	82,978
Carnival Plc	819	9,984
Cie Financiere Richemont SA	3,359	185,173
Cie Generale des Etablissements Michelin SCA	880	78,673
Continental AG	409	29,596
Crown Resorts Ltd.	2,403	11,233
Daimler AG	3,291	99,888
Daiwa House Industry Co Ltd.	1,320	32,870
Denso Corp.	2,037	66,135

Deutsche Lufthansa AG	976	9,216
Dufry AG	301	9,407
Electrolux AB	1,744	21,825
Flutter Entertainment Plc	189	17,205
Harvey Norman Holdings Ltd.	4,174	7,574
Hennes & Mauritz AB	6,093	78,837
Hino Motors Ltd.	1,407	7,603
Honda Motor Co. Ltd.	7,660	173,111
Iida Group Holdings Co. Ltd.	777	10,818
Industria de Diseno Textil SA	3,531	92,140
Isuzu Motors Ltd.	2,625	17,463
ITOCHU Corp.	6,405	133,580
J Front Retailing Co. Ltd.	1,197	9,997
Japan Airlines Co. Ltd.	561	10,383
JTEKT Corp.	1,008	6,890
Kingfisher Plc	9,961	17,804
Lawson, Inc.	294	16,214
Marks & Spencer Group Plc	9,609	11,845
Marubeni Corp.	7,329	36,739
Marui Group Co Ltd.	872	14,719
Mazda Motor Corp.	2,651	14,102
Mitsubishi Corp.	6,402	136,435
Mitsubishi Motors Corp.	3,087	8,785
Mitsui & Co. Ltd.	7,999	111,848
NGK Insulators Ltd.	1,239	16,328
NGK Spark Plug Co. Ltd.	714	10,107
Nokian Renkaat Oyj	668	16,260
Panasonic Corp.	10,397	79,772
Pandora A/S	503	16,415
Persimmon Plc	1,529	36,398
Peugeot SA	3,172	42,558
Pirelli & C SpA (a)	1,458	5,250
Qantas Airways Ltd.	4,435	8,811
Renault SA	1,020	19,921
Sands China Ltd.	12,985	47,567
Sankyo Co Ltd.	294	8,599
Sega Sammy Holdings, Inc.	882	10,787
Sekisui Chemical Co. Ltd.	1,722	22,949
Sekisui House Ltd.	2,890	47,963
Shimamura Co Ltd.	103	6,246
Sodexo SA	392	26,649
Subaru Corp.	2,898	55,885
Sumitomo Corp.	5,670	65,335
Sumitomo Electric Industries Ltd.	3,528	37,339
Sumitomo Rubber Industries Ltd.	903	8,558
Swatch Group AG	199	39,996
Swatch Group AG	336	13,293

Tabcorp Holdings Ltd.	11,649	18,128
Taylor Wimpey Plc	15,744	22,978
Teijin Ltd.	882	15,011
Toyoda Gosei Co. Ltd.	354	6,104
Toyota Industries Corp.	691	33,289
Toyota Motor Corp.	5,584	337,611
Toyota Tsusho Corp.	987	23,370
TUI AG	2,260	10,184
USS Co. Ltd.	1,029	14,221
Valeo SA	1,241	20,873
Volkswagen AG	121	16,201
Volvo AB	9,757	117,863
Yamada Denki Co. Ltd.	3,024	12,121
Yamaha Motor Co. Ltd.	1,386	16,847
Yokohama Rubber Co. Ltd.	567	7,082
Yue Yuen Industrial Holdings Ltd.	3,934	6,028
		3,022,701

Consumer, Non-cyclical - 23.9%
Adecco Group AG	1,079	42,756
Alfresa Holdings Corp.	866	16,221
Anheuser-Busch InBev SA/NV	1,521	67,889
Astellas Pharma, Inc.	8,674	134,799
AstraZeneca Plc	3,213	287,980
Atlantia SpA	1,829	23,057
Bayer AG	3,342	194,799
British American Tobacco Plc	9,907	339,508
Carlsberg A/S	400	45,489
Casino Guichard Perrachon SA	275	10,649
Coca-Cola European Partners Plc	879	32,989
Dai Nippon Printing Co Ltd.	1,146	24,524
Dairy Farm International Holdings Ltd.	1,943	8,938
Danone SA	2,755	178,177
G4S Plc	8,129	9,320
GlaxoSmithKline Plc	18,319	344,632
H Lundbeck A/S	273	8,139
ICA Gruppen AB	582	24,586
Imperial Brands Plc	4,728	87,902
ISS A/S	679	9,377
J Sainsbury Plc	8,178	21,372
Japan Tobacco, Inc.	5,619	104,306
Kirin Holdings Co. Ltd.	3,799	75,521
Koninklijke Ahold Delhaize NV	4,609	108,197
METRO AG	651	5,649
Mowi ASA	1,891	28,857
Novartis AG	5,513	457,364
Novo Nordisk A/S	5,309	320,896

Park24 Co. Ltd.	548	8,109
Pola Orbis Holdings, Inc.	420	7,793
Randstad NV	513	18,201
Reckitt Benckiser Group Plc	2,505	191,354
Roche Holding AG	1,786	582,746
Sanofi	4,239	374,670
Securitas AB	2,061	22,386
Seven & i Holdings Co. Ltd.	3,493	116,168
SGS SA	38	88,515
Takeda Pharmaceutical Co. Ltd.	7,010	215,662
Unilever NV	5,034	248,757
Wm Morrison Supermarkets Plc	8,904	19,686
		4,907,940

Energy - 7.1%
APA Group	3,427	21,628
BP Plc	57,768	246,975
Eni SpA	9,177	93,319
Equinor ASA	4,140	52,226
Galp Energia SGPS SA	2,233	25,601
Idemitsu Kosan Co. Ltd.	903	20,810
Inpex Corp.	4,797	27,160
JXTG Holdings, Inc.	15,120	52,057
Koninklijke Vopak NV	240	12,552
Lundin Petroleum AB	1,234	23,763
OMV AG	467	12,959
Repsol SA	6,315	58,031
Royal Dutch Shell Plc	13,126	231,350
Royal Dutch Shell Plc	13,157	222,222
Total SA	7,586	296,094
Woodside Petroleum Ltd.	5,379	60,250
		1,456,997

Financials - 16.7%
3i Group Plc	969	9,535
ABN AMRO Bank NV (a)	714	5,893
Admiral Group Plc	408	11,301
Aegon NV	3,024	7,718
AEON Financial Service Co. Ltd.	210	2,262
Aeon Mall Co. Ltd.	210	2,662
Ageas	417	17,435
AIB Group Plc	735	828
Allianz SE	572	98,969
Amundi SA (a)	105	6,236
Aozora Bank Ltd.	231	4,430
Aroundtown SA	2,200	11,050
Assicurazioni Generali SpA	1,568	21,461

Australia & New Zealand Banking Group Ltd.	6,322	65,952
Aviva Plc	7,334	24,459
AXA SA	3,760	65,471
Azrieli Group Ltd.	147	8,501
Baloise Holding AG	129	17,008
Banco Bilbao Vizcaya Argentaria SA	12,282	39,493
Banco Santander SA	30,516	74,649
Bank Hapoalim BM	1,108	6,667
Bank Leumi Le-Israel BM	3,903	21,601
Bank of Ireland Group Plc	1,175	2,234
Bankia SA	2,415	2,711
Bankinter SA	1,344	4,957
Barclays Plc	32,454	37,937
Bendigo & Adelaide Bank Ltd.	1,165	4,493
BNP Paribas SA	2,187	66,355
BOC Hong Kong Holdings Ltd.	7,266	20,103
British Land Co. PLC	2,497	10,427
CapitaLand Commercial Trust	20,401	21,961
CapitaLand Mall Trust	19,578	24,656
Chiba Bank Ltd	1,008	4,434
CK Asset Holdings Ltd.	6,914	37,857
CNP Assurances	357	3,512
Commonwealth Bank of Australia	3,933	149,554
Concordia Financial Group Ltd.	2,258	6,615
Covivio	120	6,796
Credit Agricole SA	2,272	16,764
Credit Saison Co. Ltd.	231	2,698
Dai-ichi Life Holdings, Inc.	1,936	23,326
Daito Trust Construction Co. Ltd.	168	15,726
Daiwa House REIT Investment Corp.	4	9,810
Daiwa Securities Group, Inc.	1,953	7,614
Danske Bank A/S	1,123	12,758
DBS Group Holdings Ltd.	6,929	90,528
Direct Line Insurance Group Plc	2,892	10,629
DNB ASA	1,710	19,203
Erste Group Bank AG	587	10,931
Fukuoka Financial Group, Inc.	294	3,913
Gecina SA	112	14,909
GPT Group	5,809	12,970
Groupe Bruxelles Lambert SA	123	9,716
Hang Lung Properties Ltd.	5,460	11,085
Hang Seng Bank Ltd.	1,512	25,841
Hannover Rueck SE	89	12,859
Henderson Land Development Co Ltd.	4,200	16,009
Hongkong Land Holdings Ltd.	3,113	11,674
HSBC Holdings Plc	37,317	210,551
Hulic Co Ltd.	714	7,291

ICADE	90	7,162
ING Groep NV	5,895	31,087
Insurance Australia Group Ltd.	4,965	18,935
Intesa Sanpaolo SpA	20,562	33,754
Isracard Ltd.	55	147
Israel Discount Bank Ltd.	1,772	5,254
Japan Exchange Group, Inc.	651	11,540
Japan Post Bank Co. Ltd.	840	7,789
Japan Post Holdings Co. Ltd.	2,794	21,975
Japan Post Insurance Co Ltd.	403	5,026
Japan Prime Realty Investment Corp.	2	6,045
Japan Real Estate Investment Corp.	3	17,661
Japan Retail Fund Investment Corp.	7	7,955
Julius Baer Group Ltd.	380	13,040
KBC Group NV	582	26,972
Kerry Properties Ltd.	2,237	5,901
Kinnevik AB	432	7,210
Klepierre SA	524	10,154
Land Securities Group Plc	1,863	12,885
Legal & General Group Plc	11,198	26,963
Link REIT	5,660	47,965
Lloyds Banking Group Plc	129,191	51,350
Macquarie Group Ltd.	474	25,001
Mapfre SA	2,751	4,723
Mebuki Financial Group, Inc.	1,764	3,609
Medibank Pvt Ltd.	6,235	10,202
Mediobanca Banca di Credito Finanziario SpA	1,008	5,590
Mirvac Group	11,505	14,790
Mitsubishi UFJ Financial Group, Inc.	21,840	81,856
Mitsubishi UFJ Lease & Finance Co. Ltd.	525	2,598
Mizrahi Tefahot Bank Ltd.	118	2,207
Mizuho Financial Group, Inc.	42,903	49,317
MS&AD Insurance Group Holdings, Inc.	846	23,801
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	193	39,188
National Australia Bank Ltd.	6,465	66,330
Natixis SA	2,163	7,078
New World Development Co. Ltd.	16,812	18,085
Nippon Building Fund, Inc.	3	20,200
Nippon Prologis REIT, Inc.	5	12,611
NN Group NV	489	13,267
Nomura Holdings, Inc.	3,885	16,541
Nomura Real Estate Holdings, Inc.	357	5,827
Nomura Real Estate Master Fund, Inc.	10	12,704
Nordea Bank Abp	8,181	46,377
ORIX Corp.	1,512	18,287
Orix JREIT, Inc.	6	7,924
Oversea-Chinese Banking Corp Ltd.	9,959	60,538

Pargesa Holding SA	63	4,199
Raiffeisen Bank International AG	308	4,543
Resona Holdings, Inc.	3,906	11,813
Sampo Oyj	883	25,924
SBI Holdings, Inc.	273	4,006
Scentre Group	15,866	15,273
SCOR SE	311	6,888
Seven Bank Ltd.	1,113	2,888
Shizuoka Bank Ltd.	1,185	7,241
Sino Land Co. Ltd.	8,463	10,742
Skandinaviska Enskilda Banken AB	4,334	29,432
Societe Generale SA	1,508	25,526
Sompo Holdings, Inc.	588	18,281
Sony Financial Holdings, Inc.	399	6,780
St James's Place Plc	662	6,246
Standard Life Aberdeen Plc	3,612	10,045
Stockland	6,951	10,817
Sumitomo Mitsui Financial Group, Inc.	2,359	57,546
Sumitomo Mitsui Trust Holdings, Inc.	588	17,084
Sun Hung Kai Properties Ltd.	4,306	56,764
Suncorp Group Ltd.	2,786	15,646
Suntec Real Estate Investment Trust	14,704	12,931
Svenska Handelsbanken AB	3,951	33,205
Swedbank AB	2,344	26,265
Swire Pacific Ltd.	1,324	8,530
Swire Properties Ltd.	2,940	8,267
Swiss Life Holding AG	86	29,432
Swiss Prime Site AG	253	24,906
Swiss Re AG	768	59,493
T&D Holdings, Inc.	1,071	8,805
Tokio Marine Holdings, Inc.	1,155	53,171
Tokyo Century Corp.	42	1,322
Tokyu Fudosan Holdings Corp.	1,554	7,486
Tryg A/S	199	4,918
UBS Group AG	6,391	60,065
Unibail-Rodamco-Westfield	357	20,301
United Urban Investment Corp.	7	6,998
Vicinity Centres	10,070	6,411
Vonovia SE	900	44,529
Westpac Banking Corp.	7,778	78,940
Wharf Real Estate Investment Co. Ltd.	3,126	12,862
Zurich Insurance Group AG	363	129,511
		3,416,441

Industrial - 13.0%
ABB Ltd.	11,906	210,350
ACS Actividades de Construccion y Servicios SA	1,167	22,929

Aena SME SA (a)	221	24,257
AGC, Inc.	840	20,772
Alps Alpine Co. Ltd.	1,018	9,931
Amada Holdings Co. Ltd.	1,575	12,495
ANDRITZ AG	389	12,262
AP Moller - Maersk A/S	25	22,499
AP Moller - Maersk A/S	14	11,654
Auckland International Airport Ltd.	399	1,188
Aurizon Holdings Ltd.	11,699	30,439
Boral Ltd.	6,942	8,754
Bouygues SA	1,130	33,301
Brother Industries Ltd.	1,054	16,213
Casio Computer Co Ltd.	1,008	14,221
Cie de Saint-Gobain	2,422	59,208
CIMIC Group Ltd.	561	8,023
CK Hutchison Holdings Ltd.	12,935	87,259
CK Infrastructure Holdings Ltd.	1,895	10,071
ComfortDelGro Corp Ltd.	21,249	22,724
CRH Plc	1,863	51,059
Deutsche Post AG	3,610	98,641
Electrolux Professional AB *	1,744	5,024
Fraport AG Frankfurt Airport Services Worldwide	152	6,186
GEA Group AG	567	11,710
HeidelbergCement AG	541	23,324
Hirose Electric Co. Ltd.	147	15,312
Hitachi Construction Machinery Co. Ltd.	546	11,116
Hitachi High-Technologies Corp.	336	24,936
Hitachi Ltd.	4,536	132,589
HOCHTIEF AG	92	6,139
Husqvarna AB	2,793	14,100
IHI Corp.	693	8,134
JSR Corp.	903	16,737
Kajima Corp.	2,058	21,226
Kawasaki Heavy Industries Ltd.	672	9,806
Keppel Corp Ltd.	5,718	21,281
Komatsu Ltd.	4,337	71,735
Kone Oyj	1,210	68,887
Kuehne + Nagel International AG	354	48,861
Kyocera Corp.	1,519	90,525
Kyushu Railway Co.	777	22,401
LafargeHolcim Ltd.	3,164	116,238
LIXIL Group Corp.	1,260	15,761
Maruichi Steel Tube Ltd.	273	6,599
Mitsubishi Electric Corp.	8,547	106,117
Mitsubishi Heavy Industries Ltd.	1,515	38,500
Mitsui OSK Lines Ltd.	533	8,660
Murata Manufacturing Co. Ltd.	2,638	134,249

Nabtesco Corp.	546	12,669
Nikon Corp.	1,659	15,398
Nippon Express Co. Ltd.	357	17,564
Nippon Yusen KK	711	8,504
NSK Ltd.	1,806	11,657
NWS Holdings Ltd.	7,056	7,254
Obayashi Corp.	3,087	26,585
Omron Corp.	882	46,181
Poste Italiane SpA (a)	777	6,616
Siemens AG	2,622	224,028
Skanska AB	2,274	34,814
SKF AB	2,556	35,320
Smiths Group Plc	1,492	22,720
Sumitomo Heavy Industries Ltd.	525	9,526
Sydney Airport	6,519	22,415
Taisei Corp.	945	29,047
TDK Corp.	598	46,605
Tenaris SA	1,672	10,290
Venture Corp Ltd.	2,759	26,341
Vinci SA	2,261	188,022
Wartsila OYJ Abp	2,121	15,650
Yokogawa Electric Corp.	1,113	13,487
		2,675,096

Technology - 4.3%
ASM Pacific Technology Ltd.	1,554	14,552
Atos SE	486	33,093
Canon, Inc.	4,597	100,854
FUJIFILM Holdings Corp.	1,691	85,537
Fujitsu Ltd.	925	83,919
Ingenico Group SA	295	31,540
Konica Minolta, Inc.	2,184	8,917
NEC Corp.	1,110	40,725
Nomura Research Institute Ltd.	1,638	34,854
Ricoh Co. Ltd.	3,091	22,825
Rohm Co. Ltd.	429	23,659
SAP SE	2,244	254,421
Seiko Epson Corp.	1,323	14,396
Tokyo Electron Ltd.	705	133,460
		882,752

Utilities - 3.9%
AGL Energy Ltd.	1,941	20,523
AusNet Services	7,255	7,631
Centrica Plc	13,778	6,517
Chubu Electric Power Co., Inc.	1,575	22,330
Chugoku Electric Power Co. Inc.	798	11,192

CLP Holdings Ltd.	4,410	40,671
E.ON SE	3,976	41,400
EDP - Energias de Portugal SA	11,718	47,275
Electric Power Development Co. Ltd.	378	7,657
Enagas SA	1,168	23,310
Endesa SA	773	16,599
Enel SpA	14,167	99,046
Engie SA	4,548	47,210
Fortum Oyj	1,136	16,757
HK Electric Investments & HK Electric Investments Ltd.	8,208	7,898
Kansai Electric Power Co. Inc.	1,638	18,334
Kyushu Electric Power Co., Inc.	1,010	8,163
Meridian Energy Ltd.	840	2,025
National Grid Plc	8,356	98,247
Naturgy Energy Group SA	765	13,597
Osaka Gas Co. Ltd.	861	16,303
Power Assets Holdings Ltd.	3,654	21,846
Red Electrica Corp SA	1,068	19,276
Snam SpA	7,869	36,485
SSE Plc	2,495	40,442
Suez	856	8,757
Terna Rete Elettrica Nazionale SpA	2,692	17,131
Tohoku Electric Power Co., Inc.	1,008	9,759
Tokyo Gas Co. Ltd.	896	21,299
Uniper SE	378	9,376
United Utilities Group Plc	1,679	18,828
Veolia Environnement SA	1,329	28,546
		804,430

Total Common Stocks
(Cost $25,952,247)		20,097,456

PREFERRED STOCKS - 0.6%
Consumer, Cyclical - 0.6%
Bayerische Motoren Werke AG	210	9,070
Porsche Automobil Holding SE	552	23,549
Volkswagen AG	660	77,770
		110,389

Total Preferred Stocks
(Cost $182,370)		110,389

TOTAL INVESTMENTS - 98.5%
(Cost $26,134,617)		20,207,845
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%		317,101
TOTAL NET ASSETS - 100.0%		$20,524,946

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

* Non income producing

Glossary:
Ltd. - Private Limited Company
Plc - Public Limited Company
Oyj - Public Limited Company
SpA - Societa per Azioni
SCA - Limited Partnership with share capital

PACIFIC GLOBAL ETFs
PACIFIC GLOBAL INTERNATIONAL EQUITY INCOME ETF
Portfolio Allocations
March 31, 2020 (Unaudited)

Asset Type Allocation
Common Stocks	97.9%
Preferred Stocks	0.6%
Total Investments	98.5%
Other Assets in Excess of Liabilities	1.5%
Net Assets	100.0%

Sector Allocation
Consumer, Non-cyclical	23.9%
Financials	16.7%
Consumer, Cyclical	15.3%
Industrial	13.0%
Basic Materials	8.8%
Energy	7.1%
Communications	5.5%
Technology	4.3%
Utilities	3.9%
Total Investments	98.5%
Other Assets in Excess of Liabilities	1.5%
Net Assets	100.0%

Country Allocation
Japan	27.0%
United Kingdom	15.6%
Switzerland	11.2%
France	8.9%
Germany	8.2%
Australia	5.9%
Netherlands	3.5%
Sweden	2.8%
Hong Kong	2.5%
Denmark	2.3%
Spain	2.2%
Singapore	1.9%
Italy	1.7%
Finland	1.4%
Belgium	0.8%
Norway	0.6%
Ireland	0.4%
Portugal	0.4%
Israel	0.4%
Austria	0.3%
Macau	0.2%
Luxembourg	0.2%
Chile	0.1%
United States	0.0%	~
New Zealand	0.0%	~
Total Investments	98.5%
Other Assets in Excess of Liabilities	1.5%
Net Assets	100.0%

Percentages indicated are based upon net assets.

~ Represents less than 0.05% of net assets.

PACIFIC GLOBAL ETFs
NOTES TO PORTFOLIOS OF INVESTMENTS
March 31, 2020 (Unaudited)

Securities Valuation

All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and Nasdaq Capital Market Exchange® (collectively “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs. These inputs may include executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described before are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Short-term securities, including repurchase agreements, that have maturities of less than 60 days at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued by the applicable investment adviser or sub-adviser at their respective fair values in accordance with pricing procedures adopted by the Trust’s Board of Trustees (the “Board”). When a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of March 31, 2020, based on the inputs used to value them:

Pacific Global International Equity Income ETF
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$20,097,456	$-	$-	$20,097,456
Preferred Stocks	110,389	-	-	110,389
Total	$20,207,845	$-	$-	$20,207,845